Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 92.4%
Brazil - 5.9%
Banco do Brasil SA	1,029,200	$ 7,154,930
Energisa SA	608,136	5,176,226
Hapvida Participacoes e Investimentos SA (A)	1,849,048	2,201,375
Magazine Luiza SA (B)	3,989,676	1,989,402
Petroleo Brasileiro SA	2,640,151	18,859,315
Raia Drogasil SA	589,329	2,389,618
Telefonica Brasil SA	652,500	5,624,456
Vale SA, ADR	1,134,926	15,276,104

		58,671,426

Cayman Islands - 1.1%
Sands China Ltd. (B)	4,493,600	10,539,918

China - 35.2%
Airtac International Group	137,635	3,772,813
Alibaba Group Holding Ltd. (B)	1,365,469	15,352,608
Amoy Diagnostics Co. Ltd., A Shares	296,731	1,320,562
Angang Steel Co. Ltd., A Shares	2,993,400	1,337,425
Angang Steel Co. Ltd., H Shares	686,000	227,351
Anhui Conch Cement Co. Ltd., H Shares	947,500	3,748,953
ANTA Sports Products Ltd.	860,598	9,475,919
Asymchem Laboratories Tianjin Co. Ltd., A Shares	11,200	274,327
Asymchem Laboratories Tianjin Co. Ltd., H Shares (A) (C)	89,599	1,221,344
Baidu, Inc., Class A (B)	174,850	3,022,177
Bank of Ningbo Co. Ltd., A Shares	678,400	3,147,793
Baoshan Iron & Steel Co. Ltd., A Shares	3,494,200	2,947,532
China Construction Bank Corp., H Shares	14,889,922	9,508,856
China Longyuan Power Group Corp. Ltd., H Shares	5,296,175	8,508,621
China Merchants Bank Co. Ltd., H Shares	1,658,568	8,961,737
China National Building Material Co. Ltd., H Shares	4,556,000	4,572,966
China Pacific Insurance Group Co. Ltd., H Shares	1,656,888	3,539,153
China Railway Group Ltd., A Shares	3,666,000	3,146,665
China Tourism Group Duty Free Corp. Ltd., A Shares	347,806	10,863,724
China Vanke Co. Ltd., H Shares	1,048,400	1,994,137
China Yangtze Power Co. Ltd., A Shares	1,119,260	3,971,445
CIFI Holdings Group Co. Ltd. (C)	3,381,802	918,470
CITIC Ltd.	1,367,000	1,478,524
Contemporary Amperex Technology Co. Ltd., A Shares (B)	242,200	18,402,876
Country Garden Services Holdings Co. Ltd.	373,079	831,983
CSC Financial Co. Ltd., H Shares (A)	5,888,822	5,502,309
CSPC Pharmaceutical Group Ltd.	2,241,981	2,454,867
ENN Energy Holdings Ltd.	561,236	9,155,213
Ganfeng Lithium Co. Ltd., H Shares (A) (C)	578,808	5,233,734
GDS Holdings Ltd., ADR (B)	45,484	1,258,997
Glodon Co. Ltd., A Shares	219,800	1,514,119
Great Wall Motor Co. Ltd., H Shares	808,000	1,280,934
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	594,300	4,628,634
Haidilao International Holding Ltd. (A) (B) (C)	1,642,000	3,280,683
Hangzhou Tigermed Consulting Co. Ltd., A Shares	25,900	392,794
Hangzhou Tigermed Consulting Co. Ltd., H Shares (A)	171,100	1,777,142

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Industrial & Commercial Bank of China Ltd., H Shares	13,974,503	$ 7,388,147
JD.com, Inc., ADR	80,291	4,777,314
JD.com, Inc., Class A	160,738	4,795,224
KE Holdings, Inc., ADR (B)	772,586	10,901,188
Kingdee International Software Group Co. Ltd. (B)	2,070,000	4,469,382
Li Ning Co. Ltd.	665,552	5,398,712
Longfor Group Holdings Ltd. (A)	478,396	1,598,497
Meituan, Class B (A) (B)	638,612	14,326,206
Metallurgical Corp. of China Ltd., A Shares	3,339,600	1,615,788
Microport Scientific Corp. (B) (C)	342,800	808,266
NetEase, Inc.	394,980	7,388,796
Ping An Insurance Group Co. of China Ltd., H Shares	1,536,158	9,028,060
Qinghai Salt Lake Industry Co. Ltd., A Shares (B)	434,900	1,879,079
Remegen Co. Ltd., H Shares (A) (B) (C)	163,500	935,977
SAIC Motor Corp. Ltd., A Shares	646,700	1,557,648
Sany Heavy Industry Co. Ltd., A Shares	927,300	2,346,767
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,929,078	3,663,868
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	286,100	3,010,482
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	87,200	3,753,518
Sinoma Science & Technology Co. Ltd., A Shares	1,481,630	6,363,570
Tencent Holdings Ltd.	1,097,662	42,423,331
Trip.com Group Ltd. (B)	67,250	1,733,756
Trip.com Group Ltd., ADR (B)	105,275	2,713,989
WuXi AppTec Co. Ltd., A Shares	20,800	288,366
WuXi AppTec Co. Ltd., H Shares (A)	166,948	2,022,438
Wuxi Biologics Cayman, Inc. (A) (B)	150,825	1,443,714
Wuxi Lead Intelligent Equipment Co. Ltd., A Shares	226,700	2,008,516
XPeng, Inc., ADR (B)	264,419	6,459,756
XPeng, Inc., A Shares (B)	215,300	2,614,079
Xtep International Holdings Ltd. (C)	2,126,500	3,458,271
Yatsen Holding Ltd., ADR (B) (C)	1,477,355	1,964,882
Yifeng Pharmacy Chain Co. Ltd., A Shares	361,588	2,780,099
Yihai International Holding Ltd. (C)	2,561,241	7,502,565
Yum China Holdings, Inc.	114,771	5,590,495
Yunnan Energy New Material Co. Ltd., A Shares	195,401	6,211,630
Zhejiang HangKe Technology, Inc. Co., A Shares	171,151	1,902,082
Zhongsheng Group Holdings Ltd.	377,500	2,161,162
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	3,259,978	2,975,944

		351,288,951

Czech Republic - 0.8%
Komercni Banka AS	306,918	7,754,716

Greece - 0.3%
Hellenic Telecommunications Organization SA	161,333	2,777,824

Hong Kong - 2.5%
AIA Group Ltd.	1,483,741	14,906,617
China Gas Holdings Ltd.	2,527,206	3,884,682
China Overseas Land & Investment Ltd.	148,000	408,986
ESR Group Ltd. (A) (B)	279,583	727,035

Transamerica Funds	Page 1

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Melco Resorts & Entertainment Ltd., ADR (B)	774,523	$ 3,988,793
Sun Hung Kai Properties Ltd.	50,000	596,857

		24,512,970

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	717,887	5,285,389

India - 12.3%
Apollo Hospitals Enterprise Ltd.	30,898	1,643,355
Axis Bank Ltd., GDR (D)	198,469	9,109,727
Axis Bank Ltd.	1,032,514	9,483,254
Bharat Electronics Ltd.	960,644	3,339,301
Bharti Airtel Ltd. (B)	2,102,847	17,495,365
ICICI Bank Ltd.	452,370	4,705,564
Infosys Ltd., ADR	622,874	12,139,814
Kotak Mahindra Bank Ltd.	656,590	15,109,576
Life Insurance Corp. of India	195,500	1,671,195
Mahindra & Mahindra Ltd., GDR	306,384	4,503,845
Mahindra & Mahindra Ltd.	113,077	1,665,873
PI Industries Ltd.	43,964	1,715,931
Power Grid Corp. of India Ltd.	1,465,132	3,971,375
Reliance Industries Ltd., GDR (A) (B)	128,230	8,091,313
Reliance Industries Ltd.	606,255	19,264,242
SBI Life Insurance Co. Ltd. (A)	229,245	3,754,242
Tata Steel Ltd.	2,004,520	2,733,357
UPL Ltd.	280,575	2,627,963

		123,025,292

Indonesia - 3.7%
Aneka Tambang Tbk	8,621,100	1,138,858
Bank Central Asia Tbk PT	15,773,763	7,843,660
Bank Rakyat Indonesia Persero Tbk PT	59,851,332	17,667,682
Telkom Indonesia Persero Tbk PT	35,551,500	10,154,221

		36,804,421

Japan - 0.8%
Tokyo Electron Ltd. (C)	22,133	7,618,035

Jordan - 0.2%
Hikma Pharmaceuticals PLC	70,902	1,498,656

Mexico - 0.4%
Grupo Mexico SAB de CV, Series B	1,097,843	4,350,874

Netherlands - 0.7%
ASML Holding NV	12,027	6,912,613

Peru - 0.8%
Credicorp Ltd.	61,449	7,951,501

Philippines - 1.4%
Ayala Land, Inc.	5,237,854	2,403,836
BDO Unibank, Inc.	5,483,460	11,902,966

		14,306,802

Republic of Korea - 4.9%
E-MART, Inc.	26,754	2,331,608
Kangwon Land, Inc. (B)	256,667	5,130,454
POSCO Holdings, Inc.	13,353	2,493,777
Samsung C&T Corp.	23,890	2,217,798
Samsung Electronics Co. Ltd.	538,000	25,466,306
SK Innovation Co. Ltd. (B) (C)	33,088	4,793,565
SK Telecom Co. Ltd.	150,512	6,212,447

		48,645,955

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa - 3.1%
FirstRand Ltd.	2,820,412	$ 11,156,909
Gold Fields Ltd.	687,288	6,356,660
Naspers Ltd., N Shares	45,222	6,389,254
Old Mutual Ltd.	6,646,832	4,533,716
Sibanye Stillwater Ltd.	1,030,185	2,530,689

		30,967,228

Russian Federation - 0.0% (E)
Gazprom PJSC, ADR (F) (G) (H) (I)	2,525,844	0
Lukoil PJSC, ADR (F) (G) (H) (I)	192,700	0
MMC Norilsk Nickel PJSC (F) (G) (H) (I)	7,371	0
Mobile TeleSystems PJSC, ADR (F) (G) (H) (I)	382,338	0
Novatek PJSC, GDR (D) (F) (G) (H) (I)	2,914	0
Sberbank of Russia PJSC (F) (G) (H) (I)	1,980,987	0
Yandex NV, Class A (B) (F) (G) (H) (I)	137,164	0

		0

Saudi Arabia - 1.1%
SABIC Agri-Nutrients Co.	34,616	1,235,302
Saudi British Bank	841,699	9,475,604

		10,710,906

Singapore - 0.1%
Sea Ltd., ADR (B)	19,294	1,472,518

Taiwan - 11.7%
ASE Technology Holding Co. Ltd.	1,502,295	4,377,750
China Development Financial Holding Corp.	3,942,000	1,706,456
E Ink Holdings, Inc.	1,169,000	7,690,601
Globalwafers Co. Ltd.	222,504	3,370,563
MediaTek, Inc.	494,400	11,391,015
Realtek Semiconductor Corp.	584,834	6,725,437
Taiwan Semiconductor Manufacturing Co. Ltd.	4,526,678	77,630,559
Unimicron Technology Corp.	727,000	3,878,324

		116,770,705

Thailand - 2.6%
Bangkok Dusit Medical Services PCL, Class F	2,251,600	1,646,077
Central Pattana PCL	567,018	978,148
Kasikornbank PCL	3,906,735	15,344,417
PTT Exploration & Production PCL	1,392,800	6,148,601
Thai Life Insurance PCL (B)	5,577,200	2,272,698

		26,389,941

United Arab Emirates - 0.1%
Emaar Properties PJSC	682,879	1,024,791

United Kingdom - 1.8%
Anglo American PLC	240,067	8,677,187
Standard Chartered PLC	1,319,392	9,094,158

		17,771,345

United States - 0.4%
Parade Technologies Ltd.	101,683	3,829,215

Total Common Stocks (Cost $1,126,737,814)		920,881,992

Transamerica Funds	Page 2

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
PREFERRED STOCKS - 3.1%
Brazil - 1.3%
Banco Bradesco SA, 3.39% (J)	3,992,013	$ 13,447,901

Republic of Korea - 1.8%
Samsung Electronics Co. Ltd., 2.60% (J)	397,515	17,470,637

Total Preferred Stocks (Cost $36,557,683)		30,918,538

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (J)	1,877,483	$ 1,877,483

Total Other Investment Company (Cost $1,877,483)		1,877,483

Total Investments (Cost $1,165,172,980)		953,678,013
Net Other Assets (Liabilities) - 4.3%		43,104,087

Net Assets - 100.0%		$ 996,782,100

FUTURES CONTRACTS

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	526	09/16/2022	$ 26,356,034	$ 26,260,550	$ —	$ (95,484)

Transamerica Funds	Page 3

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	18.5%	$176,758,645
Semiconductors & Semiconductor Equipment	12.8	121,855,187
Oil, Gas & Consumable Fuels	6.5	62,442,425
Metals & Mining	5.6	53,303,548
Internet & Direct Marketing Retail	4.8	45,640,606
Interactive Media & Services	4.8	45,445,508
Technology Hardware, Storage & Peripherals	4.5	42,936,943
Insurance	4.2	39,705,681
Hotels, Restaurants & Leisure	3.4	32,978,088
Chemicals	2.9	27,672,591
Wireless Telecommunication Services	2.5	23,707,812
Real Estate Management & Development	2.3	22,383,928
Electrical Equipment	2.1	20,304,958
Diversified Telecommunication Services	1.9	18,556,501
Textiles, Apparel & Luxury Goods	1.9	18,332,902
Automobiles	1.9	18,082,135
IT Services	1.4	13,398,811
Gas Utilities	1.4	13,039,895
Specialty Retail	1.4	13,024,886
Independent Power & Renewable Electricity Producers	1.3	12,480,066
Electronic Equipment, Instruments & Components	1.2	11,568,925
Diversified Financial Services	1.2	11,156,909
Machinery	1.2	11,104,040
Electric Utilities	1.0	9,147,601
Entertainment	0.9	8,861,314
Construction Materials	0.9	8,321,919
Health Care Equipment & Supplies	0.9	8,225,652
Food Products	0.8	7,502,565
Food & Staples Retailing	0.8	7,501,325
Software	0.6	5,983,501
Life Sciences Tools & Services	0.6	5,924,454
Capital Markets	0.6	5,502,309
Health Care Providers & Services	0.6	5,490,807
Pharmaceuticals	0.6	5,449,194
Construction & Engineering	0.5	4,762,453
Industrial Conglomerates	0.4	3,696,322
Aerospace & Defense	0.3	3,339,301
Biotechnology	0.2	2,256,539
Multiline Retail	0.2	1,989,402
Personal Products	0.2	1,964,882

Investments	99.8	951,800,530
Short-Term Investments	0.2	1,877,483

Total Investments	100.0%	$953,678,013

Transamerica Funds	Page 4

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Common Stocks	$143,946,432	$776,935,560	$0	$920,881,992
Preferred Stocks	13,447,901	17,470,637	—	30,918,538
Other Investment Company	1,877,483	—	—	1,877,483

Total Investments	$159,271,816	$794,406,197	$0	$953,678,013

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(95,484)	$—	$—	$(95,484)

Total Other Financial Instruments	$(95,484)	$—	$—	$(95,484)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks(H)	$0	$—	$0	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $52,116,009, representing 5.2% of the Fund’s net assets.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,270,589, collateralized by cash collateral of $1,877,483 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,740,238. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the total value of Regulation S securities is $9,109,727, representing 0.9% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2022, the total value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(H)	For the period ended July 31, 2022, the valuation technique changed for investments in Russian Federation Common Stocks with a total value of $5 from using market comparable and market transactions, to being worthless because of the Russian invasion of Ukraine, liquidity concerns and US sanctions. This was considered to be a more relevant measure of fair value as of July 31, 2022.
(I)	Securities deemed worthless.
(J)	Rates disclosed reflect the yields at July 31, 2022.
(K)	The Fund recognized transfers in and out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Fund.
(M)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Transamerica Funds	Page 5

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Opportunities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6